Capital Management - Detailed Information About Capital Computation (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital Management [Abstract]
Equity	$ 2,585,345	$ 1,448,523
Loans and borrowings	540,682	545,241
Equity and borrowings	3,126,027	1,993,764
Less: cash and cash equivalents	(305,498)	(344,926)	$ (67,716)
Total	$ 2,820,529	$ 1,648,838